Summary of significant accounting policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Foreign currency translation
Total exchange gains/(losses)	$ (13,792)	¥ (89,992,000)	¥ 124,070,000	¥ (192,491,000)
Total foreign currency translation adjustments gains/(losses)	$ (1,219,133)	¥ (7,954,841,000)	793,671,000	2,696,784,000
Convenience translation
Convenience translation rate (RMB to USD)		6.5250
Loan receivables, net
Provision for the doubtful loan receivables		¥ 0	0	0
Construction in progress
Amount of construction in progress		7,906,406,000	5,806,308,000
Others, net
Foreign currency translation
Total exchange gains/(losses)		¥ 89,992,000	124,070,000	¥ (192,491,000)
Minimum
Loan receivables, net
Loan periods extended range	1 month	1 month
Maximum
Loan receivables, net
Loan periods extended range	24 months	24 months
Electronic equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Electronic equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Office equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Vehicles | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Vehicles | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic,warehouse and other heavy equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic,warehouse and other heavy equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Software | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Software | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building
Property, equipment and software, net
Estimated useful Lives (in Years)	40 years	40 years
Building improvement | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building improvement | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Other non-current assets
Loan receivables, net
Loan receivables		¥ 259,370,000	¥ 179,886,000